Note 4 - Fair Value by Balance Sheet Grouping (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Certificates of Deposit [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Certificate of deposit
Certificates of Deposit [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets:
Certificate of deposit	$ 249	$ 247
Certificates of Deposit [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets:
Certificate of deposit
Certificates of Deposit [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Certificate of deposit	$ 249	$ 247
Certificate of deposit	$ 249	$ 247